36 Insurance coverage (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [abstract]
Schedule of insurance policy information

The table below shows information on the Operating Risk policies in effect. The Maximum Indemnification Limits (“LMI”) by event are determined based on studies of maximum loss scenarios prepared by external consultants, considering the nature of the Company’s activity. Additionally, benchmarks with companies from the same segment are conducted for comparison purposes.

		Maximum indemnity limit			Amount insured (i)
	Maturity	US$ million	R$ million	US$ million	R$ million
Units in Brazil	October 8, 2021	3,500	18,188	27,961	145,305
Units in United States and Germany	October 8, 2021	655	3,404	2,680	13,927
Units in Mexico	October 8, 2021	2,742	14,249	5,679	29,512
Total				36,320	188,744

(i)	Amount for replacement of assets, inventories and loss of profits;
(ii)	USA LMI was increased with the startup of Delta’s capacity;
(iii)	Adjusted amounts in renovation dated April 8, 2020.